Other Income, Net (Details) - Schedule of Other Expense, Net - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2024	Apr. 02, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Income (Expense), Net [Abstract]
Change in fair value of redeemable convertible preferred stock warrant liability		$ 1,305	$ 209	$ 8,513
Change in fair value of Carlyle warrants		6,429		14,373
Change in fair value of warrant liabilities					(5,211)
Change in fair value of FACT public, private placement and working capital warrants		(489)		6,424
Gain on extinguishment of convertible notes and SAFE agreements	[1]				3,235
Loss on sale of equity securities				(4,154)
Loss on CS Solis debt extinguishment				(10,338)
Bonus shares issued in connection with the Mergers	[2]			(2,394)
Issuance of forward purchase agreements	[3]			76
Change in fair value of forward purchase agreement liabilities	[4]			(3,906)
Issuance of shares in connection with the forward purchase agreements	[5]			(35,490)
Loss on discontinued Solaria business and other, net		(148)	108	(2,966)	118
Total other expense, net		$ 1,519	$ 317	$ (29,862)	$ (1,858)

[1]	Includes zero and $1.4 million of other income for the fiscal years ended December 31, 2023 and 2022, respectively, recognized upon the conversion of related party convertible notes and SAFEs.
[2]	Includes $0.7 million of other expense for the fiscal year ended December 31, 2023 for bonus shares issued to related parties in connection with the Mergers.
[3]	Includes $0.4 million of other income for the fiscal year ended December 31, 2023 for forward purchase agreements entered into with related parties.
[4]	Includes $9.1 million of other expense for the fiscal year ended December 31, 2023 for forward purchase agreements entered into with related parties.
[5]	Includes $30.7 million of other expense the fiscal year ended December 31, 2023 for shares issued to related parties in connection with the forward purchase agreements.